Taxes On Income (Schedule Of Effective Income Tax Rate Reconciliation) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Taxes On Income [Line Items]
Income before taxes on income, as reported in the consolidated statements of income	$ 53,900		$ 69,649		$ 58,237
Statutory tax rate in Israel	25.00%		24.00%		25.00%
Approved and Privileged Enterprise benefits	(11.60%)	[1]	(12.80%)	[1]	(7.70%)	[1]
Changes in valuation allowance	(7.00%)		(0.50%)		(2.50%)
Earnings taxed under foreign law	(17.40%)		(0.40%)		(5.70%)
Tax Settlements and other adjustments of prior year provisions	(17.30%)		7.10%		4.30%
Other	2.30%		0.40%		3.00%
Effective tax rate	(26.00%)		17.80%		16.40%
Basic	$ 1.11		$ 0.91		$ 0.78
Diluted	$ 1.09		$ 0.89		$ 0.76
Approved And Privileged Enterprise [Member]
Taxes On Income [Line Items]
Basic	$ 0.10		$ 0.10		$ 0.09
Diluted	$ 0.10		$ 0.10		$ 0.09

[1]	Net earnings per ordinary share - amounts of the benefit resulting from the "Approved and Privileged Enterprise" status